Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Expected lease term	12 months
Impairment charges
Employees monthly deposits percentage	8.33%
Severance expenses	$ 160	237	$ 323
Tax benefits	50.00%
Unrecognized tax benefits
New Israeli Shekels [Member]
Summary of Significant Accounting Policies [Line Items]
Weighted average interest rate percentage	3.90%	3.90%